SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

        On October 28, 2014, the Board of Directors of Moelis & Company declared a special dividend of $1.00 per share and a regular quarterly dividend of $0.20 per share. The aggregate $1.20 per share dividend will be paid on November 24, 2014 to common stockholders of record on November 10, 2014.

15. SUBSEQUENT EVENTS

        Management has evaluated the impact of all subsequent events on the Company through November 10, 2014, which is the date that these financials were available to be issued. As a result of that evaluation, we have determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements other than the following item.

        In April 2014, the Company reorganized its business in connection with an initial public offering of shares of Class A common stock by Moelis & Company on the New York Stock Exchange under the ticker symbol "MC". Moelis & Company filed a registration statement with the U.S. Securities and Exchange Commission effective April 15, 2014.